Loss per ordinary share	9 Months Ended
Sep. 30, 2022
Loss Per Ordinary Share
Loss per ordinary share

12.	Loss per ordinary share

	2022	2021
Basic loss per Class A ordinary share	(0.80)	(0.12)
Diluted earnings/ (loss) per Class A ordinary share	(0.80)	(0.12)
Number of ordinary shares used for loss per share (weighted average)
Basic	13,189,385	13,123,723
Diluted	13,189,385	13,123,723

Basic loss per share is calculated by dividing the loss for the year attributable to ordinary equity holders of the parent by the weighted average number of Class A ordinary shares outstanding during the year.

Diluted loss per share is calculated by dividing the loss attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of Class A ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into Class A ordinary shares.

The diluted loss per share reflects the basic loss per share since the effects of potentially dilutive securities are anti-dilutive. For the periods included in these financial statements the Group was loss-making, therefore, the following anti-dilutive instruments are excluded in the calculation of diluted weighted average number of ordinary shares outstanding:

	2022	2021
Warrants	8,869,633	8,869,633
RSUs - outstanding	96,484	17,695
RSUs – vested but no ordinary shares issued	20,853	15,000
Incentive shares	5,000	30,000
Share options	2,096,415	—
2020 Earn-Out
Ordinary shares	—	1,137,000
Warrants	—	1,137,000

The potential outstanding equity awards under the 2020 Earn-Out arrangement expired on June 30, 2022 and none of the required conditions were met. Accordingly, none of the 2020 earn-out class A ordinary shares were issued.